Consolidated balance sheets - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents		$ 24,394	$ 121,006
Restricted cash	[1]	1,608	1,183
Marketable securities and short-term investments		214,164	177,191
Trade receivables		36,844	34,682
Recoverable taxes		5,122	6,881
Deferred commissions		663	263
Prepaid expenses		4,152	7,911
Derivative financial instruments		117	0
Other current assets		93	399
Total current assets		287,157	349,516
Non-current assets
Trade receivables		5,432	6,143
Deferred tax assets		17,710	12,572
Prepaid expenses		204	343
Recoverable taxes		3,334	556
Deferred commissions		1,790	1,246
Other non-current assets		957	435
Right-of-use assets		4,818	5,183
Property and equipment, net		3,909	4,711
Intangible assets, net		31,210	33,644
Investments in joint venture		1,152	621
Total non-current assets		70,516	65,454
Total assets		357,673	414,970
Current liabilities
Accounts payable and accrued expenses		34,136	29,537
Loans and financing		1,153	2,087
Taxes payable		4,128	5,035
Lease liabilities		1,898	1,105
Deferred revenue		20,332	16,598
Derivative financial instruments		0	133
Accounts payable from acquisition of subsidiaries		299	4,260
Other current liabilities		70	133
Total current liabilities		62,016	58,888
Non-current liabilities
Accounts payable and accrued expenses		511	1,977
Loans and financing		0	1,192
Taxes payable		160	160
Lease liabilities		3,737	4,886
Accounts payable from acquisition of subsidiaries		0	2,163
Deferred revenue		13,923	16,204
Deferred tax liabilities		2,464	2,045
Other non-current liabilities		185	266
Total non-current liabilities		20,980	28,893
EQUITY
Issued Capital		19	19
Capital reserve		390,885	390,466
Other reserves		127	652
Accumulated losses		(116,373)	(63,955)
Equity attributable to VTEX's shareholders		274,658	327,182
Non-controlling interests		19	7
Total shareholders' equity		274,677	327,189
Total liabilities and equity		$ 357,673	$ 414,970

[1]	As at December 31, 2022, the restricted cash includes US$608 (December 31, 2021 - US$1,183 ), which Itaú Bank in Brazil holds. These deposits are not available for use by the other entities within the Group. This amount refers to the guarantee granted related to BNDES and Itaú loans. Refer to note 16 for additional details. The restricted cash also includes US$1,000 (December 31, 2021 – US$0) related to guarantees used to increase the Group’s corporate credit cards limits.